Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Capital
Common Equity Tier 1 capital	[1]	$ 60,631	$ 57,041
Net Tier 1 capital	[1]	69,499	65,223
Total regulatory capital	[1]	77,708	75,651
Total loss absorbing capacity (TLAC)	[1],[2]	137,752	134,504
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1]	463,992	440,017
Leverage exposures	[3]	$ 1,563,140	$ 1,562,963
Regulatory ratios
Common Equity Tier 1 capital ratio	[1]	13.10%	13.00%
Tier 1 capital ratio	[1]	15.00%	14.80%
Total capital ratio	[1]	16.70%	17.20%
Total loss absorbing capacity ratio	[1],[2]	29.70%	30.60%
Leverage ratio	[1],[3]	4.40%	4.20%
Total loss absorbing capacity leverage ratio	[1],[2]	8.80%	8.60%

[1]	2024 regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023). Prior year regulatory capital ratios were prepared in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023).
[2]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[3]	The leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).